Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Table)	12 Months Ended
Dec. 31, 2019
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Disposal group income statement
Barclays Africa disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,024
Net fee and commission income	-	-	522
Net trading income	-	-	149
Net investment income	-	-	30
Other income	-	-	61
Total income	-	-	1,786
Credit impairment charges	-	-	(177)
Net operating income	-	-	1,609
Staff costs	-	-	(586)
Administration and general expenses[a]	-	-	(1,634)
Operating expenses	-	-	(2,220)
Share of post-tax results of associates and joint ventures	-	-	5
Loss before tax	-	-	(606)
Taxation	-	-	(154)
Loss after tax[b]	-	-	(760)

Attributable to:
Equity holders of the parent	-	-	(900)
Non-controlling interests	-	-	140
Loss after tax[b]	-	-	(760)

Notes

a Includes impairment of £1,090m in 2017.

b Total loss in respect of the discontinued operation in 2017 was £2,195m, which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.